OTHER CURRENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2013
OTHER CURRENT LIABILITIES
Schedule of other current liabilities
	At December 31, 2012	At June 30, 2013
Payable for purchase of property, plant and equipment	$129,594	$123,617
Other payables	33,255	54,153
	$162, 849	$177,770